RETIREMENT AND SEVERANCE BENEFITS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 41,990	¥ 25,268
Service cost	17,468	16,843	¥ 7,831
Interest cost	35	28	21
Actuarial (gain) loss	27,856	4,241
Benefits paid	(5,448)	(4,509)
Foreign currency exchange rate changes	(2,062)	119
Benefit obligation at end of year	79,839	41,990	25,268
Change in plan assets:
Fair value of plan assets at beginning of year	5,866	7,447
Employer contribution	19,590	433
Benefits paid	(3,564)	(2,821)
Foreign currency exchange rate changes	(1,406)	807
Fair value of plan assets at end of year	20,486	5,866	7,447
Funded status at end of year	(59,353)	(36,124)
Accumulated benefit obligations	62,390	28,079
Amounts recognized in the consolidated balance sheets
Other current liabilities	3,201	5,037
Accrued retirement costs-noncurrent	56,152	31,087
Amount recognized	59,353	36,124
Components of net periodic retirement cost
Service cost	17,468	16,843	7,831
Interest cost	35	28	21
Amortization of net gain (loss)	2,001	1,594	(174)
Net periodic retirement cost	19,504	18,465	7,678
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial loss	(17,495)	(1,703)	¥ (4,886)
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial loss	(23,276)	¥ (5,781)
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year	¥ 4,313
Weighted-average assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)	0.23%	0.17%
Rate of compensation increase (as a percent)	5.10%	3.50%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)	0.17%	0.21%	0.26%
Rate of compensation increase (as a percent)	3.50%	6.90%	4.86%
Expected future benefit payments, which reflect expected future service
2017	¥ 3,976
2018	5,234
2019	6,259
2020	7,905
2021	8,629
2022 through 2025	58,478
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 3,201